SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total	$ 47,328,701	$ 54,808,042	$ 205,415,542	$ 193,542,423
Franchising [Member]
Disaggregation of Revenue [Line Items]
Total	15,719,282	15,110,268	61,033,032	42,103,380
Procurement Services [Member]
Disaggregation of Revenue [Line Items]
Total	14,332,783	13,195,984	54,814,399	53,186,662
Management Services [Member]
Disaggregation of Revenue [Line Items]
Total	8,728,103	15,654,670	53,113,155	72,282,549
Rental Services [Member]
Disaggregation of Revenue [Line Items]
Total	5,640,514	3,617,941	16,141,714	7,336,768
Other [Member]
Disaggregation of Revenue [Line Items]
Total	$ 2,908,019	$ 7,229,179	$ 20,313,242	$ 18,633,064